[Cooley Godward Letterhead]

April 27, 2005

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Website Pros, Inc.
Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Website Pros, Inc. (the “Company”) transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Act”), is the Company’s Registration Statement (the “Registration Statement”) on Form S-1, together with exhibits thereto, relating to the proposed public offering of up to $70,000,000 worth of shares of the Company’s Common Stock, including any over-allotment option.

The filing fee of $8,239 has been calculated pursuant to Rule 457(a) under the Act and has been sent by wire transfer (“Fedwire”) to the Commission’s lockbox at The Mellon Bank in Pittsburgh, Pennsylvania.

The Company and the managing underwriters have authorized us to advise you that, as contemplated by Rule 461(a) under the Act, they may make oral requests for the acceleration of the Registration Statement’s effectiveness and that they are aware of their respective obligations under the Act.

If you have any questions or comments with regard to the foregoing, please do not hesitate to call the undersigned at (650) 843-5000.

Sincerely,

/s/ James F. Fulton, Jr.

James F. Fulton, Jr.

JFF:pal

cc: David Brown